Leases - Other Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases
Cash paid for operating leases	$ 1,119	$ 0
ROU assets obtained in exchange for new operating lease liabilities	340	$ 0
Operating lease ROU assets	18,993
Other current liabilities	2,956
Lease liabilities, long-term	16,984
Total lease liabilities	$ 19,940
Weighted average remaining lease term (years)	6 years 5 months 23 days
Weighted average discount rate	6.35%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssetsNoncurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities